Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–90.21%
Brazil–5.30%
Multiplan Empreendimentos Imobiliarios S.A.	1,484,800	$6,652,816
TOTVS S.A.	689,700	3,752,573
Wilson Sons Holdings Brasil S.A.	3,183,682	5,577,279
		15,982,668
Canada–11.54%
Calian Group Ltd.	229,300	9,284,214
E-L Financial Corp. Ltd.	13,106	7,969,769
Information Services Corp.	404,100	6,450,505
Total Energy Services, Inc.	670,190	3,134,200
TransGlobe Energy Corp.	2,479,569	6,623,672
Trican Well Service Ltd.(a)	639,308	1,328,276
		34,790,636
China–3.76%
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,202,900	4,594,957
Tongcheng Travel Holdings Ltd.(a)(b)	3,448,400	6,735,534
		11,330,491
Denmark–0.53%
TCM Group A/S(b)	183,645	1,600,275
Egypt–2.58%
Eastern Co. S.A.E.	5,694,856	3,001,895
Integrated Diagnostics Holdings PLC(b)	6,300,100	4,775,148
		7,777,043
France–8.51%
Groupe Gorge S.A.(a)	181,687	2,984,905
Guillemot Corp.(c)	261,198	3,087,588
Kaufman & Broad S.A.	189,837	3,721,228
Linedata Services	58,928	2,001,541
Metropole Television S.A.	125,460	1,517,832
Neurones	78,000	2,427,392
Precia S.A.	306,210	8,695,292
Societe Pour L’Informatique Industrielle SII	29,182	1,229,847
		25,665,625
Georgia–2.35%
TBC Bank Group PLC	380,586	7,079,959
Germany–1.55%
Cherry AG(a)	368,000	1,937,373
MorphoSys AG(a)	36,120	727,912
VITA 34 AG(a)	296,986	2,010,545
		4,675,830
India–1.74%
Emami Ltd.	851,987	5,249,832
Indonesia–5.69%
PT Kalbe Farma Tbk	49,480,300	5,925,026
PT Mitra Keluarga Karyasehat Tbk(b)	33,954,300	6,462,874
Shares		Value
Indonesia–(continued)
PT Pakuwon Jati Tbk	161,499,300	$4,784,727
		17,172,627
Ireland–0.47%
Origin Enterprises PLC	405,000	1,426,872
Italy–2.87%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	3,172,303
Openjobmetis Spa agenzia per il lavoro	340,146	2,487,270
Technogym S.p.A.(b)	481,169	2,989,026
		8,648,599
Japan–3.39%
Nabtesco Corp.	134,800	2,760,196
Zuken, Inc.	308,900	7,473,163
		10,233,359
Malaysia–2.24%
Bursa Malaysia Bhd.	2,283,700	3,057,098
Heineken Malaysia Bhd.	720,700	3,710,788
		6,767,886
Mexico–4.70%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	7,235,825
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,101,066	6,928,031
		14,163,856
Netherlands–0.93%
SBM Offshore N.V.	223,727	2,796,032
New Zealand–0.59%
Freightways Ltd.	325,132	1,784,409
Poland–3.14%
LiveChat Software S.A.	253,000	5,546,979
Mo-BRUK S.A.	54,400	3,300,531
Skarbiec Holding S.A.(a)(b)	166,000	632,024
		9,479,534
Romania–1.70%
Fondul Proprietatea S.A.	14,855,342	5,139,765
Singapore–0.80%
XP Power Ltd.	127,862	2,396,497
South Africa–2.77%
Combined Motor Holdings Ltd.	2,114,569	3,270,571
Karooooo Ltd.	214,000	5,071,800
		8,342,371
South Korea–2.16%
Douzone Bizon Co. Ltd.	52,160	1,135,506
LEENO Industrial, Inc.	62,302	5,362,490
		6,497,996
Spain–0.87%
Construcciones y Auxiliar de Ferrocarriles S.A.	117,396	2,626,602

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Shares		Value
Sweden–1.51%
Kindred Group PLC, SDR	372,000	$2,775,912
Proact IT Group AB	249,786	1,775,977
		4,551,889
Switzerland–0.94%
Kardex Holding AG	21,500	2,845,909
Taiwan–0.93%
Visual Photonics Epitaxy Co. Ltd.	1,570,000	2,805,345
United Kingdom–14.99%
4imprint Group PLC	70,000	2,637,016
Bioventix PLC	32,000	1,199,135
Character Group PLC (The)	440,000	2,457,400
Clarkson PLC	142,000	4,143,810
DCC PLC	108,144	5,626,139
EMIS Group PLC	178,500	3,758,968
Eurocell PLC	1,106,000	1,681,628
HomeServe PLC	422,495	5,582,777
IG Group Holdings PLC	847,045	7,185,455
Mortgage Advice Bureau Holdings Ltd.(c)	673,446	4,773,662
Renew Holdings PLC	400,000	2,542,427
Savills PLC	413,099	3,623,964
		45,212,381
United States–1.66%
Epsilon Energy Ltd.	322,280	2,036,809
Signify N.V.	114,449	2,962,060
		4,998,869
Total Common Stocks & Other Equity Interests (Cost $272,928,482)		272,043,157
Shares		Value
Money Market Funds–9.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	9,699,727	$9,699,727
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	7,095,186	7,096,605
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	11,085,403	11,085,403
Total Money Market Funds (Cost $27,879,095)		27,881,735
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.45% (Cost $300,807,577)		299,924,892
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.58%
Invesco Private Government Fund, 3.01%(d)(e)(f)	1,330,858	1,330,858
Invesco Private Prime Fund, 3.11%(d)(e)(f)	3,420,526	3,420,526
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,751,384)		4,751,384
TOTAL INVESTMENTS IN SECURITIES—101.03% (Cost $305,558,961)		304,676,276
OTHER ASSETS LESS LIABILITIES–(1.03)%		(3,094,554)
NET ASSETS–100.00%		$301,581,722
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $23,194,881, which represented 7.69% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,144,542	$21,509,555	$(20,954,370)	$-	$-	$9,699,727	$70,686
Invesco Liquid Assets Portfolio, Institutional Class	6,699,851	15,363,968	(14,967,406)	2,547	(2,355)	7,096,605	52,162
Invesco Treasury Portfolio, Institutional Class	10,450,906	24,582,348	(23,947,851)	-	-	11,085,403	75,951
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,922	6,998,782	(5,736,846)	-	-	1,330,858	4,085*
Invesco Private Prime Fund	160,819	16,409,033	(13,148,942)	-	(384)	3,420,526	11,466*
Total	$26,525,040	$84,863,686	$(78,755,415)	$2,547	$(2,739)	$32,633,119	$214,350

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$15,982,668	$—	$—	$15,982,668
Canada	34,790,636	—	—	34,790,636
China	—	11,330,491	—	11,330,491
Denmark	—	1,600,275	—	1,600,275
Egypt	3,001,895	4,775,148	—	7,777,043
France	—	25,665,625	—	25,665,625
Georgia	—	7,079,959	—	7,079,959
Germany	—	4,675,830	—	4,675,830
India	—	5,249,832	—	5,249,832
Indonesia	—	17,172,627	—	17,172,627
Ireland	—	1,426,872	—	1,426,872
Italy	—	8,648,599	—	8,648,599
Japan	—	10,233,359	—	10,233,359
Malaysia	—	6,767,886	—	6,767,886
Mexico	14,163,856	—	—	14,163,856
Netherlands	—	2,796,032	—	2,796,032
New Zealand	—	1,784,409	—	1,784,409
Poland	—	9,479,534	—	9,479,534
Romania	—	5,139,765	—	5,139,765
Singapore	—	2,396,497	—	2,396,497
South Africa	5,071,800	3,270,571	—	8,342,371
South Korea	—	6,497,996	—	6,497,996
Spain	—	2,626,602	—	2,626,602
Sweden	—	4,551,889	—	4,551,889
Switzerland	—	2,845,909	—	2,845,909
Taiwan	—	2,805,345	—	2,805,345
United Kingdom	—	45,212,381	—	45,212,381
United States	2,036,809	2,962,060	—	4,998,869
Money Market Funds	27,881,735	4,751,384	—	32,633,119
Total Investments	$102,929,399	$201,746,877	$—	$304,676,276
Invesco EQV International Small Company Fund